INCOME TAXES	12 Months Ended
Dec. 31, 2015
INCOME TAXES [Text Block]

14. INCOME TAXES

Pre-tax income (loss) from continuing operations for the years ended December 31, 2015, 2014 and 2013 was taxable in the following jurisdictions:

	2015	2014	2013
PRC	$3,397,483	$(27,612,320)	$(112,313,262)
Others	(7,787,215)	(1,478,999)	(7,656,053)
Total income (loss) before income taxes	$(4,389,732)	$(29,091,319)	$(119,969,315)

United States

Because of the domestication transaction in 2012 by which CNIT BVI became the parent of our group, under Section 7874 of the Internal Revenue Code of 1986, as amended, the Company is treated for U.S. federal tax purposes as a U.S. corporation and, among other consequences, is subject to U.S. federal income tax on its worldwide income. It is management’s intention to reinvest all the income attributable to the Company earned by its operations outside the U.S. Accordingly, no U.S. corporate income taxes are provided in these consolidated financial statements.

BVI

Under the current laws of the BVI, dividends and capital gains arising from the Company’s investments in the BVI are not subject to income taxes.

Hong Kong

Under the current laws of Hong Kong, ISSI, ISSID and HPC are subject to a profit tax of 16.5% .

PRC

Income tax (benefit) expense from continuing operations consists of the following:

	2015	2014	2013
Current taxes	$543,944	$4,204	$(105,440)
Deferred taxes	3,761,084	(4,603,763)	1,836,585
Income tax expense (benefit)	$4,305,028	$(4,599,559)	$1,731,145

Income tax expense recorded in 2015 primarily relates to the utilization of deferred tax assets relating to net operating loss carry forwards offset with taxable income recorded relating to the sale of assets held for sale discussed in Note 9.

	2015	2014	2013
PRC statutory tax rate	25%	25%	25%
Computed expected income tax (benefit) expense	$(1,097,433)	$(7,272,830)	$(29,992,329)
Tax rate differential benefit from tax holiday	(1,771,273)	1,753,640	11,616,499
Permanent differences	6,039,892	1,471,243	6,557,923
Increase (decrease) in valuation allowance	601,779	(914,667)	11,622,164
Non-deductible tax loss	532,063	363,055	1,914,013
Other differences	-	-	12,875
Income tax (benefit) expense	$4,305,028	$(4,599,559)	$1,731,145

The significant components of deferred tax assets and deferred tax liabilities were as follows as of December 31, 2015 and December 31, 2014:

	December 31, 2015		December 31, 2014
	Deferred	Deferred	Deferred	Deferred
	Tax	Tax	Tax	Tax
	Assets	Liabilities	Assets	Liabilities
Allowance for doubtful accounts	$1,810,234	$-	$908,528	$-
Loss carry-forwards	631,424	-	3,852,864	-
Fixed assets	111,803	(221,530)	132,164	(129,317)
Inventory valuation	1,323,187	-	1,163,733	-
Salary payable	16,618	-	31,959	-
Intangible assets	128,183	135,198	20,133	62,366
Gross deferred tax assets and liabilities	4,021,449	(86,332)	6,109,381	(66,951)

Valuation allowance	(3,561,212)	-	(1,839,339)	-

Total deferred tax assets and liabilities	$460,237	$(86,332)	$4,270,042	$(66,951)

The Company has net operating loss carry forwards totaling RMB30 million ($4.68 million) as of December 31, 2015, substantially all of which were from PRC subsidiaries and will expire on various dates through December 31, 2020.

iASPEC, ISIOT, IST,IST DG and Topcloud are all governed by the Income Tax Laws of the PRC, and are approved as high-technology enterprises subject to PRC enterprise income tax (“EIT”) at 15%, while Biznest are subject at 12.5% EIT.

As a wholly-owned foreign investment enterprise, IST is entitled to enjoy a two-year tax exemption, followed by a 50% exemption for three years thereafter as approved by PRC tax authorities. Under the EIT Law, companies that were previously exempt from taxes or that had concessional rates are to retain their preferences until the original expiration date. IST was subject to PRC EIT at 12% in 2011. EIT exemptions claimed by IST may become payable if IST were to dissolve within the next 10 years. However, management believes that the PRC tax authorities will not request payment of any such amounts. IST had a 15% tax rate in 2013, 2014 and 2015.

The Company recognizes that virtually all tax positions in the PRC are not free of some degree of uncertainty due to tax law and policy changes by the State. However, the Company cannot reasonably quantify political risk factors and thus must depend on guidance issued by current State officials.

Based on all known facts and circumstances and current tax law, the Company has recorded $433,000 and $0 of unrecognized tax benefits as of December 31, 2015 and 2014, respectively. The Company believes that the total amount of unrecognized tax benefits as of December 31, 2015, if recognized, would not have a material effect on its effective tax rate. The Company further believes that there are no tax positions for which it is reasonably possible, based on current Chinese tax law and policy, that the unrecognized tax benefits will significantly increase or decrease over the next 12 months producing, individually or in the aggregate, a material effect on the Company’s results of operations, financial condition or cash flows.

The Company’s policy is to recognize interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense. Any accrued interest or penalties associated with any unrecognized tax benefits was not significant for the years ended 2015, 2014 and 2013.

Since the Company intends to reinvest its earnings to further expand its businesses in the PRC, the PRC subsidiaries do not intend to declare dividends to their parent companies in the foreseeable future. The Company’s foreign subsidiaries are in a cumulative deficit position. Accordingly, the Company has not recorded any deferred taxes on the cumulative amount of any undistributed deficit earnings. It is impractical to calculate the tax effect of the deficit at this time.